UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6398

Fidelity New York Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2009

Item 1. Reports to Stockholders

Fidelity®

New York Municipal
Money Market
Fund

Annual Report

January 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Actual	.53%	$ 1,000.00	$ 1,007.00	$ 2.67 **
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.47	$ 2.69 **

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

** If fees to participate in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds paid in October and December, 2008 (see Note 3 of the Notes to Financial Statements) had been in effect during the entire period, the annualized expense ratio for the New York Municipal Money Market Fund would have been .54% and the expenses paid in the actual and hypothetical examples above would have been $2.72 and $2.75, respectively.

Annual Report

Investment Changes/Performance (Unaudited)

Maturity Diversification
Days	% of fund's investments 1/31/09	% of fund's investments 7/31/08	% of fund's investments 1/31/08
0 - 30	83.5	89.3	95.0
31 - 90	3.1	2.2	1.7
91 - 180	7.0	1.4	1.0
181 - 397	6.4	7.1	2.3
Weighted Average Maturity
	1/31/09	7/31/08	1/31/08
Fidelity New York Municipal Money Market Fund	33 Days	30 Days	15 Days
New York Tax-Free Money Market Funds Average*	28 Days	31 Days	24 Days
Asset Allocation (% of fund's net assets)
As of January 31, 2009	As of July 31, 2008
Variable Rate Demand Notes (VRDNs) 78.0%	Variable Rate Demand Notes (VRDNs) 85.1%
Commercial Paper (including CP Mode) 4.9%	Commercial Paper (including CP Mode) 4.9%
Tender Bonds 0.6%	Tender Bonds 1.2%
Municipal Notes 13.6%	Municipal Notes 7.1%
Other Investments 2.3%	Other Investments 1.8%
Net Other Assets 0.6%	Net Other Assets** (0.1)%

**Net Other Assets are not included in the pie chart.

Current and Historical Seven-Day Yields

	2/2/09	11/3/08	7/28/08	4/28/08	1/28/08
Fidelity New York Municipal Money Market Fund	0.22%	1.07%	1.68%	1.82%	2.47%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Investments January 31, 2009

Showing Percentage of Net Assets

Municipal Securities - 99.4%
	Principal Amount	Value
Alabama - 0.1%
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 B, 0.48%, LOC Wachovia Bank NA, VRDN (b)	$ 6,490,000	$ 6,490,000
Florida - 0.4%
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Hunters Run Apts. Proj.) Series G, 0.6%, LOC Fannie Mae, VRDN (b)(c)	8,100,000	8,100,000
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) 0.7%, LOC Bank of America NA, VRDN (b)(c)	1,500,000	1,500,000
Sunshine State Govt. Fing. Commission Rev. Series L, 1.75% 2/2/09, LOC Dexia Cr. Local de France, CP	10,887,000	10,887,000
Tamarac Indl. Dev. Rev. (Fazio Hldgs. LP Proj.) Series 2000, 0.7%, LOC Wachovia Bank NA, VRDN (b)(c)	3,000,000	3,000,000
		23,487,000
Georgia - 0.2%
Hall County Gainesville Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.) Series 2008 G, 0.8% (Assured Guaranty Corp. Insured), VRDN (b)	13,140,000	13,140,000
Illinois - 0.4%
Chicago Gen. Oblig. Participating VRDN Series ROC II R 12217, 0.89% (Liquidity Facility Citibank NA) (b)(e)	6,150,000	6,150,000
Illinois Gen. Oblig. Participating VRDN Series Putters 3257, 1.03% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	10,150,000	10,150,000
Illinois Int'l. Port District Facilities (Southdown, Inc. Proj.) Series 2000, 0.65%, LOC Wachovia Bank NA, VRDN (b)(c)	8,500,000	8,500,000
		24,800,000
Kansas - 0.2%
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.7%, LOC Harris NA, VRDN (b)	12,000,000	12,000,000
Kentucky - 0.7%
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.74%, LOC Wachovia Bank NA, VRDN (b)(c)	8,000,000	8,000,000
Kenton County Arpt. Board Spl. Facilities Rev. Series A, 4%, VRDN (b)(c)	23,800,000	23,800,000
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 0.7%, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (b)(c)	11,200,000	11,200,000
		43,000,000
Massachusetts - 0.2%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series DC 8030, 1.25% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	10,000,000	10,000,000
Municipal Securities - continued
	Principal Amount	Value
Nevada - 0.6%
Clark County Passenger Facility Charge Rev. McCarran Int'l. Arpt.:
Series 2005 A1, 0.7%, LOC Bayerische Landesbank, VRDN (b)(c)	$ 16,700,000	$ 16,700,000
Series 2005 A2, 0.7%, LOC Bayerische Landesbank, VRDN (b)(c)	16,700,000	16,700,000
		33,400,000
New York - 89.2%
Albany City School District BAN Series B, 2.75% 6/26/09	14,518,000	14,566,669
Albany Gen. Oblig. BAN 2.75% 7/10/09	16,700,000	16,776,531
Amsterdam Enlarged City School District BAN 2.75% 6/26/09	10,000,000	10,031,542
Arlington Central School District BAN Series A, 2.75% 5/15/09	24,400,000	24,458,733
Auburn City School District BAN 3% 6/26/09	12,883,000	12,931,138
Binghamton Gen. Oblig. BAN 2.75% 2/6/09	23,277,500	23,279,585
Carthage Central School District BAN 2.75% 6/19/09	20,853,000	20,924,396
Central Islip Union Free School District TAN 2.75% 6/30/09	14,800,000	14,860,522
Chemung County Indl. Dev. Agcy. Indl. Dev. Rev. (Med. Mgmt. & Rehabilitation Svc. 2nd Prog. Trayer, Inc. Proj.) Series A, 0.8%, LOC HSBC Bank USA, NA, VRDN (b)(c)	2,045,000	2,045,000
Cold Spring Hbr. Central School District TAN 3.5% 6/30/09	5,000,000	5,008,986
Depew Union Free School District BAN 2.5% 1/14/10	15,000,000	15,174,596
East Aurora Union Free School District BAN 2.75% 7/2/09	14,700,000	14,760,935
East Hampton Union Free School District TAN 3% 6/30/09	11,500,000	11,561,124
East Rochester Hsg. Auth. Rev. (Daniels Creek at Baytowne Proj.) 0.75%, LOC HSBC Bank USA, NA, VRDN (b)(c)	9,780,000	9,780,000
Great Neck Union Free School District TAN 3% 6/24/09	15,000,000	15,052,206
Harrison Gen. Oblig. BAN Series 2008, 1% 3/19/09	10,080,870	10,082,634
Haverstraw BAN 2.5% 3/13/09	26,882,395	26,889,878
Herricks Union Free School District TAN 2.25% 6/26/09	7,500,000	7,515,555
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2001 1B, 0.55%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	2,900,000	2,900,000
Longwood Central School District BAN 2.75% 6/12/09	11,300,000	11,338,244
Middle Country Century School District Centereach TAN 2.75% 6/30/09	17,200,000	17,278,276
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Margaret Woodbury Strong Museum Proj.) Series 2005, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	1,050,000	1,050,000
Monroe County Indl. Dev. Agcy. Rev. (Advent Tool & Mold Proj.) Series 1990 D, 1.35%, LOC HSBC Bank USA, NA, VRDN (b)(c)	310,000	310,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Nassau County Gen. Oblig. BAN Series 2008, 2.5% 10/15/09	$ 59,500,000	$ 60,016,673
Nassau County Interim Fin. Auth.:
Series 2008 B, 0.28% (Liquidity Facility KBC Bank NV), VRDN (b)	33,000,000	33,000,000
Series 2008 F, 0.23% (Liquidity Facility Bank of America NA), VRDN (b)	59,785,000	59,785,000
New York City Gen. Oblig.:
Bonds:
Series 2002 B, 5.25% 8/1/09	8,500,000	8,648,209
Series 2004 E, 5.25% 8/1/09	21,510,000	21,800,308
Series 2004 G, 5% 8/1/09	8,965,000	9,084,287
Series 2004 I, 5% 8/1/09	10,950,000	11,124,015
Series 2009 B3, 3.5%, tender 3/2/09, LOC TD Banknorth, NA (b)	33,225,000	33,232,721
Participating VRDN:
Series BA 08 1064, 0.43% (Liquidity Facility Bank of America NA) (b)(e)	18,050,000	18,050,000
Series Clipper 08 1, 0.53% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	18,695,000	18,695,000
Series Putters 2831, 0.44% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	3,600,000	3,600,000
Series Putters 3217, 0.44% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	16,905,000	16,905,000
Series ROC II R 11501, 0.49% (Liquidity Facility Citibank NA) (b)(e)	7,195,000	7,195,000
Series 1993 A8, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	4,300,000	4,300,000
Series 1993 E5, 0.55%, LOC JPMorgan Chase Bank, VRDN (b)	3,400,000	3,400,000
Series 1994 A10, 0.39%, LOC JPMorgan Chase Bank, VRDN (b)	4,990,000	4,990,000
Series 1994 A5, 0.35%, LOC KBC Bank NV, VRDN (b)	300,000	300,000
Series 1994 A8, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	1,000,000	1,000,000
Series 1994 E5:
0.55%, LOC JPMorgan Chase Bank, VRDN (b)	2,400,000	2,400,000
0.55%, LOC JPMorgan Chase Bank, VRDN (b)	5,200,000	5,200,000
0.55%, LOC JPMorgan Chase Bank, VRDN (b)	3,100,000	3,100,000
Series 1995 B8, 0.33%, LOC Bayerische Landesbank Girozentrale, VRDN (b)	12,760,000	12,760,000
Series 1995 B9, 0.33%, LOC JPMorgan Chase Bank, VRDN (b)	16,800,000	16,800,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 1995 F5, 0.33%, LOC Bayerische Landesbank Girozentrale, VRDN (b)	$ 4,200,000	$ 4,200,000
Series 1996 J2, 0.38%, LOC WestLB AG, VRDN (b)	2,100,000	2,100,000
Series 1996 J3, 0.33%, LOC JPMorgan Chase Bank, VRDN (b)	900,000	900,000
Series 2003 C2, 0.33%, LOC Bayerische Landesbank Girozentrale, VRDN (b)	1,100,000	1,100,000
Series 2004 A2, 0.43%, LOC Bank of America NA, VRDN (b)	1,300,000	1,300,000
Series 2004 A3, 0.33%, LOC BNP Paribas SA, VRDN (b)	26,090,000	26,090,000
Series 2004 A6, 0.4%, LOC Landesbank Baden-Wuert, VRDN (b)	1,700,000	1,700,000
Series 2004 H1, 0.55%, LOC Bank of New York, New York, VRDN (b)	5,100,000	5,100,000
Series 2004 H3, 0.35%, LOC Bank of New York, New York, VRDN (b)	3,480,000	3,480,000
Series 2006 E3, 0.37%, LOC Bank of America NA, VRDN (b)	28,340,000	28,340,000
Series 2006 I3, 0.48%, LOC Bank of America NA, VRDN (b)	12,300,000	12,300,000
Series 2008 J11, 0.35% (Liquidity Facility KBC Bank NV), VRDN (b)	3,400,000	3,400,000
Series 2008 J7, 0.4%, LOC Landesbank Baden-Wuert, VRDN (b)	21,850,000	21,850,000
Series 2008 J8, 0.5%, LOC Landesbank Baden-Wuert, VRDN (b)	15,000,000	15,000,000
Series 2008 J9, 0.36% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (b)	12,500,000	12,500,000
Series A10, 0.39%, LOC JPMorgan Chase Bank, VRDN (b)	300,000	300,000
New York City Health & Hosp. Corp. Rev.:
Series 2008 B, 0.25%, LOC TD Banknorth, NA, VRDN (b)	10,870,000	10,870,000
Series 2008 E, 0.38%, LOC JPMorgan Chase Bank, VRDN (b)	18,030,000	18,030,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev.:
(Beekman Tower Proj.) Series 2008 A, 0.25%, LOC RBS Citizens NA, VRDN (b)	21,200,000	21,200,000
(Cook Street Apts. Proj.) Series A, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)(c)	26,600,000	26,600,000
(Granite Terrace Apts.) Series A, 0.6%, LOC Citibank NA, VRDN (b)(c)	9,300,000	9,300,000
(Pitt Street Residence Proj.) Series A, 0.55%, LOC JPMorgan Chase Bank, VRDN (b)(c)	31,000,000	31,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev.: - continued
(Villa Avenue Apts. Proj.) Series 2006 A, 0.55%, LOC Fannie Mae, VRDN (b)(c)	$ 5,990,000	$ 5,990,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(15 East Clark Place Apts. Proj.) Series A, 0.45%, LOC JPMorgan Chase Bank, VRDN (b)(c)	11,600,000	11,600,000
(270 East Burnside Avenue Apts.) Series A, 0.3%, LOC Fannie Mae, VRDN (b)(c)	6,400,000	6,400,000
(89 Murray St. Proj.) Series A, 0.35%, LOC Fannie Mae, VRDN (b)(c)	4,000,000	4,000,000
(Beacon Mews Dev. Proj.) Series 2006 A, 0.48%, LOC Citibank NA, VRDN (b)(c)	20,500,000	20,500,000
(First Avenue Dev. Proj.) Series A, 0.35%, LOC Fannie Mae, VRDN (b)(c)	18,000,000	18,000,000
(Manhattan Court Dev. Proj.) Series A, 0.55%, LOC Citibank NA, VRDN (b)(c)	16,500,000	16,500,000
(Morris Ave. Apts. Proj.) Series A, 0.55%, LOC Fannie Mae, VRDN (b)(c)	14,700,000	14,700,000
(Nagle Courtyard Apts. Proj.) Series A, 0.55%, LOC Fannie Mae, VRDN (b)(c)	4,200,000	4,200,000
(Related-Upper East Proj.) Series A, 0.5%, LOC Landesbank Baden-Wuert, VRDN (b)(c)	61,600,000	61,600,000
(Spring Creek Hsg. Proj.) Series 2006 A, 0.4%, LOC Citibank NA, VRDN (b)(c)	3,000,000	3,000,000
(State Renaissance Court Proj.) Series A, 0.5%, LOC Freddie Mac, VRDN (b)(c)	26,500,000	26,500,000
(West 48th Street Dev. Proj.) Series 2001 A, 0.35%, LOC Fannie Mae, VRDN (b)(c)	19,000,000	19,000,000
Series A, 0.55%, LOC JPMorgan Chase Bank, VRDN (b)(c)	30,000,000	30,000,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(155 West 21st Street Dev. Proj.) Series 2007 A, 0.4%, LOC Fannie Mae, VRDN (b)(c)	5,000,000	5,000,000
(Brittany Dev. Proj.) Series A, 0.35%, LOC Fannie Mae, VRDN (b)(c)	2,200,000	2,200,000
(Morris Avenue Apts. Proj.) Series A, 0.45%, LOC Fannie Mae, VRDN (b)(c)	39,400,000	39,400,000
(One Columbus Place Dev. Proj.) Series A, 0.35%, LOC Fannie Mae, VRDN (b)(c)	25,700,000	25,700,000
(Related-Tribeca Tower Proj.) Series 1997 A, 0.6%, LOC Fannie Mae, VRDN (b)(c)	54,700,000	54,700,000
(Rivereast Apts. Proj.) Series A, 0.5%, LOC Freddie Mac, VRDN (b)(c)	49,550,000	49,550,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.: - continued
(Sierra Dev. Proj.) Series A, 0.35%, LOC Fannie Mae, VRDN (b)(c)	$ 27,730,000	$ 27,730,000
(West 43rd Street Proj.) Series 1999 A, 0.35%, LOC Fannie Mae, VRDN (b)(c)	24,200,000	24,200,000
(West End Towers Proj.) Series 2004 A, 0.35%, LOC Fannie Mae, VRDN (b)(c)	15,000,000	15,000,000
Series 2002 A, 0.35%, LOC Fannie Mae, VRDN (b)(c)	12,500,000	12,500,000
Series 2007 E2, 1.5%, LOC Bank of America NA, VRDN (b)(c)	29,215,000	29,215,000
Series 2008 A, 0.6%, LOC Freddie Mac, VRDN (b)(c)	73,340,000	73,340,000
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(Casa Proj.) Series 2000, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	8,900,000	8,900,000
(Planned Parenthood Proj.) 0.35%, LOC Bank of America NA, VRDN (b)	1,555,000	1,555,000
New York City Indl. Dev. Agcy. Solid Waste Facility Rev. (USA Waste Svcs. Proj.) 0.39%, LOC JPMorgan Chase Bank, VRDN (b)(c)	19,300,000	19,300,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Korean Airlines Proj.):
Series 1997 A, 0.55%, LOC HSBC Bank USA, NA, VRDN (b)(c)	32,900,000	32,900,000
Series 1997 B, 0.55%, LOC HSBC Bank USA, NA, VRDN (b)(c)	5,900,000	5,900,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series 07 1038, 0.43% (Liquidity Facility Bank of America NA) (b)(e)	32,270,000	32,270,000
Series BA 08 1074, 0.43% (Liquidity Facility Bank of America NA) (b)(e)	2,800,000	2,800,000
Series BBT 08 15, 0.45% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	3,990,000	3,990,000
Series EGL 06 69 Class A, 0.54% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	22,570,000	22,570,000
Series EGL 07 0157, 0.53% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	7,000,000	7,000,000
Series EGL 7050083 Class A, 0.88% (Liquidity Facility Citibank NA) (b)(e)	8,000,000	8,000,000
Series PT 3992, 0.51% (Liquidity Facility Wells Fargo & Co.) (b)(e)	5,995,000	5,995,000
Series Putters 2540, 0.44% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,455,000	1,455,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series Putters 3231Z, 0.65% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 16,175,000	$ 16,175,000
Series ROC II R 10301, 0.74% (Liquidity Facility Citigroup, Inc.) (b)(e)	4,070,000	4,070,000
Series ROC II R 11249, 0.49% (Liquidity Facility Citibank NA) (b)(e)	10,180,000	10,180,000
Series ROC II R 11264, 0.49% (Liquidity Facility Citibank NA) (b)(e)	6,605,000	6,605,000
Series ROC II R 441, 0.49% (Liquidity Facility Citibank NA) (b)(e)	13,500,000	13,500,000
Series ROC II R 602, 0.49% (Liquidity Facility Citibank NA) (b)(e)	9,840,000	9,840,000
Series ROC II R 9301, 0.69% (Liquidity Facility Citigroup, Inc.) (a)(b)(e)	1,000,000	1,000,000
Series ROC II R 9302, 0.69% (Liquidity Facility Citigroup, Inc.) (b)(e)	2,730,000	2,730,000
Series 2000 C, 0.9% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	2,500,000	2,500,000
Series 2001 F1, 1% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	14,900,000	14,900,000
Series 2003 F2, 0.42% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	10,615,000	10,615,000
Series 2005 AA2, 1% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	18,790,000	18,790,000
Series 2008 B1, 0.25% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	18,000,000	18,000,000
Series 2008 B2, 0.55% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)	1,000,000	1,000,000
Series 2008 B4, 0.36% (Liquidity Facility BNP Paribas SA), VRDN (b)	37,525,000	37,525,000
Series 2008 BB2, 0.35% (Liquidity Facility Bank of America NA), VRDN (b)	29,820,000	29,820,000
Series 6, 0.4% 2/18/09 (Liquidity Facility Landesbank Baden-Wuert) (Liquidity Facility Landesbank Hessen-Thuringen), CP	56,800,000	56,800,000
Series 7:
0.57% 3/9/09, CP	28,800,000	28,800,000
0.7% 3/11/09, CP	24,000,000	24,000,000
New York City Transitional Fin. Auth. Rev.:
Bonds Series C, 5% 5/1/29 (Pre-Refunded to 5/1/09 @ 101) (d)	5,930,000	6,036,786
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Participating VRDN:
Series BA 08 1079, 0.43% (Liquidity Facility Bank of America NA) (b)(e)	$ 5,000,000	$ 5,000,000
Series BA 08 3505, 0.43% (Liquidity Facility Bank of America NA) (b)(e)	4,035,000	4,035,000
Series EGL 07 0024, 0.53% (Liquidity Facility Bayerische Landesbank) (b)(e)	19,700,000	19,700,000
Series Putters 3218, 0.44% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,300,000	5,300,000
Series 1999 A1, 0.45% (Liquidity Facility WestLB AG), VRDN (b)	21,400,000	21,400,000
Series 1999 A2, 0.35% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	2,900,000	2,900,000
Series 2001 B, 0.55% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	11,400,000	11,400,000
Series 2003 1D, 0.55% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	3,380,000	3,380,000
Series 2003 1E, 0.35% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	16,305,000	16,305,000
Series 2003 2A, 0.75% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	9,100,000	9,100,000
Series 2003 2F, 0.55% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	7,435,000	7,435,000
Series 2003 C2, 0.55% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	20,000,000	20,000,000
Series C, 0.35% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	1,000,000	1,000,000
New York City Trust Cultural Resources Rev. (Lincoln Ctr. for the Performing Arts, Inc. Proj.) Series 2008 B2, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	17,000,000	17,000,000
New York Convention Ctr. Dev. Corp. Rev. Participating VRDN Series EGL 06 72 Class A, 0.6% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	21,100,000	21,100,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series Putters 3239, 0.44% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,075,000	5,075,000
Series Putters 3281Z, 0.44% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	14,530,000	14,530,000
Series ROC II R 12106, 0.48% (Liquidity Facility Citibank NA) (b)(e)	8,000,000	8,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.:
Participating VRDN:
Series BA 08 1195, 0.43% (Liquidity Facility Bank of America NA) (b)(e)	$ 13,600,000	$ 13,600,000
Series EGL 06 0138 Class A, 0.5% (Liquidity Facility Citibank NA) (b)(e)	15,680,000	15,680,000
Series EGL 06 47 Class A, 0.54% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	61,400,000	61,400,000
Series EGL 07 0066, 0.53% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	17,025,000	17,025,000
Series PT 4623, 0.51% (Liquidity Facility Deutsche Postbank AG) (b)(e)	17,730,000	17,730,000
Series SGA 01 132, 0.58% (Liquidity Facility Societe Generale) (b)(e)	2,000,000	2,000,000
(New York City Court Facilities Lease Proj.) Series 2005 B, 0.4%, LOC Bayerische Landesbank Girozentrale, VRDN (b)	41,770,000	41,770,000
(The Culinary Institute of America Proj.) Series 2004 C, 0.45%, LOC TD Banknorth, N.A., VRDN (b)	12,300,000	12,300,000
(Univ. of Rochester Proj.):
Series 2003 A, 0.55%, LOC JPMorgan Chase Bank, VRDN (b)	5,000,000	5,000,000
Series 2003 C, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)	8,400,000	8,400,000
Series 1999, 0.7% 3/12/09, CP	9,200,000	9,200,000
Series 2008 C, 0.35%, LOC Bank of America NA, VRDN (b)	34,000,000	34,000,000
Series 2008 D, 0.43%, LOC TD Banknorth, NA, VRDN (b)	15,000,000	15,000,000
New York Dorm. Authoirty Personal Income Tax Rev. Participating VRDN Series BA 08 1148, 0.43% (Liquidity Facility Bank of America NA) (b)(e)	7,500,000	7,500,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series Putters 3269, 0.44% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	10,705,000	10,705,000
New York Hsg. Fin. Agcy. Personal Income Tax Rev. Participating VRDN Series ROC II R 11140, 0.49% (Liquidity Facility Citibank NA) (b)(e)	9,630,000	9,630,000
New York Hsg. Fin. Agcy. Rev.:
(101 West End Hsg. Proj.):
Series 1998 A, 0.6%, LOC Fannie Mae, VRDN (b)(c)	1,000,000	1,000,000
Series 2000 A, 0.6%, LOC Fannie Mae, VRDN (b)(c)	1,000,000	1,000,000
(125 West 31st Street Proj.) Series 2005 A, 0.4%, LOC Fannie Mae, VRDN (b)(c)	117,300,000	117,300,000
(1500 Lexington Avenue Proj.) Series A, 0.45%, LOC Fannie Mae, VRDN (b)(c)	15,475,000	15,475,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(17th Street Hsg. Proj.) Series A, 0.47%, LOC Landesbank Baden-Wuert, VRDN (b)(c)	$ 119,600,000	$ 119,600,000
(240 East 39th Street Hsg. Proj.) Series 1997 A, 0.35%, LOC Fannie Mae, VRDN (b)(c)	82,700,000	82,700,000
(250 West 50th Street Hsg. Proj.) Series 1997 A, 0.35%, LOC Fannie Mae, VRDN (b)(c)	8,100,000	8,100,000
(316 Eleventh Ave. Hsg. Proj.) Series A, 0.4%, LOC Fannie Mae, VRDN (b)(c)	43,000,000	43,000,000
(350 West 43rd Street Hsg. Proj.):
Series 2001 A, 0.47%, LOC Landesbank Hessen-Thuringen, VRDN (b)(c)	17,450,000	17,450,000
Series 2002 A, 0.47%, LOC Landesbank Hessen-Thuringen, VRDN (b)(c)	35,500,000	35,500,000
Series 2004 A, 0.47%, LOC Landesbank Hessen-Thuringen, VRDN (b)(c)	10,700,000	10,700,000
(360 West 43rd Street Hsg. Proj.) Series A, 0.4%, LOC Fannie Mae, VRDN (b)(c)	28,700,000	28,700,000
(455 West 37th Street Hsg. Proj.) Series A, 0.47%, LOC Landesbank Hessen-Thuringen, VRDN (b)(c)	108,600,000	108,600,000
(505 West 37th Street Proj.) Series 2008 A, 0.5%, LOC Landesbank Hessen-Thuringen, VRDN (b)(c)	19,700,000	19,700,000
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.35%, LOC Fannie Mae, VRDN (b)(c)	56,100,000	56,100,000
(600 West 42nd Street Hsg. Proj.):
Series 2007 A, 0.55%, LOC Bank of New York, New York, VRDN (b)(c)	169,100,000	169,100,003
Series 2008 A, 0.5%, LOC Bank of New York, New York, VRDN (b)(c)	100,000,000	100,000,000
(66 West 38th Street Hsg. Proj.) Series A:
0.6%, LOC Fannie Mae, VRDN (b)(c)	4,750,000	4,750,000
0.6%, LOC Fannie Mae, VRDN (b)(c)	44,300,000	44,300,000
(70 Battery Place Hsg. Proj.) Series 1999 A, 0.35%, LOC Fannie Mae, VRDN (b)(c)	10,000,000	10,000,000
(750 Sixth Avenue Hsg. Proj.):
Series 1998 A, 0.4%, LOC Fannie Mae, VRDN (b)(c)	34,500,000	34,500,000
Series 1999 A, 0.4%, LOC Fannie Mae, VRDN (b)(c)	16,400,000	16,400,000
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 0.5%, LOC Fannie Mae, VRDN (b)(c)	2,000,000	2,000,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 A, 0.5%, LOC Freddie Mac, VRDN (b)(c)	57,100,000	57,100,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 B, 0.5%, LOC Freddie Mac, VRDN (b)(c)	57,400,000	57,400,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(Bowery Place Hsg. Proj.) Series A, 0.55%, LOC Bank of America NA, VRDN (b)(c)	$ 83,800,000	$ 83,800,000
(Chelsea Arms Hsg. Proj.) Series 1998 A, 0.4%, LOC Fannie Mae, VRDN (b)(c)	5,000,000	5,000,000
(Clinton Green North Hsg. Proj.):
Series 2005 A, 0.4%, LOC Freddie Mac, VRDN (b)(c)	60,000,000	60,000,000
Series 2006 A, 0.4%, LOC Freddie Mac, VRDN (b)(c)	43,000,000	43,000,000
(Clinton Green South Hsg. Proj.) Series 2005 A, 0.4%, LOC Freddie Mac, VRDN (b)(c)	75,000,000	75,000,000
(East 39th Street Hsg. Proj.) Series 1999 A, 0.4%, LOC Fannie Mae, VRDN (b)(c)	23,000,000	23,000,000
(Grace Towers Hsg. Proj.) Series 2004 A, 0.35%, LOC Freddie Mac, VRDN (b)(c)	14,925,000	14,925,000
(Kew Garden Hills Apts. Hsg. Proj.) Series A, 0.4%, LOC Fannie Mae, VRDN (b)(c)	33,530,000	33,530,000
(Normandie Court II Hsg. Proj.) Series 1999 A, 0.35%, LOC Freddie Mac, VRDN (b)(c)	28,570,000	28,570,000
(Parkledge Apts. Hsg. Proj.) Series A, 0.4%, LOC Freddie Mac, VRDN (b)(c)	8,800,000	8,800,000
(Related-42nd & 10th Street Proj.) Series 2007 A, 0.55%, LOC Landesbank Baden-Wuert, VRDN (b)(c)	65,000,000	65,000,000
(Reverend Polite Ave. Apt. Hsg. Proj.) Series 2005 A, 0.8%, LOC Fannie Mae, VRDN (b)(c)	7,435,000	7,435,000
(Sea Park East Hsg. Proj.) Series 2004 A, 0.8%, LOC Freddie Mac, VRDN (b)(c)	16,700,000	16,700,000
(Sea Park West Hsg. Proj.) Series 2004 A, 0.8%, LOC Freddie Mac, VRDN (b)(c)	14,200,000	14,200,000
(South Cove Plaza Proj.) Series A, 0.45%, LOC Freddie Mac, VRDN (b)(c)	19,300,000	19,300,000
(Talleyrand Crescent Hsg. Proj.) Series A, 0.5%, LOC Fannie Mae, VRDN (b)(c)	11,300,000	11,300,000
(Theatre Row Tower Hsg. Proj.) Series 2000 A, 0.4%, LOC Freddie Mac, VRDN (b)(c)	1,000,000	1,000,000
(Tower 31 Hsg. Proj.) Series 2005 A, 0.4%, LOC Freddie Mac, VRDN (b)(c)	33,800,000	33,800,000
(Tribeca Park Proj.) Series 1997 A, 0.4%, LOC Fannie Mae, VRDN (b)(c)	14,700,000	14,700,000
(Union Square South Proj.) Series 1996 A, 0.35%, LOC Fannie Mae, VRDN (b)(c)	26,300,000	26,300,000
(West 23rd Street Hsg. Proj.) 0.6%, LOC Fannie Mae, VRDN (b)(c)	2,500,000	2,500,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(West 23rd Street Proj.) 0.6%, LOC Fannie Mae, VRDN (b)(c)	$ 1,000,000	$ 1,000,000
(Worth Street Hsg. Proj.) Series A:
0.4%, LOC Fannie Mae, VRDN (b)(c)	2,400,000	2,400,000
0.4%, LOC Fannie Mae, VRDN (b)(c)	2,000,000	2,000,000
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 A, 0.35%, LOC WestLB AG, VRDN (b)	21,900,000	21,900,000
Series 2003 D, 0.4%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	14,300,000	14,300,000
Series 2003 E, 0.35%, LOC BNP Paribas SA, VRDN (b)	1,900,000	1,900,000
Series 2003 G, 0.4%, LOC WestLB AG, VRDN (b)	5,600,000	5,600,000
Series 2003 I, 0.4%, LOC Landesbank Hessen-Thuringen, VRDN (b)	27,900,000	27,900,000
Series 2003 L, 0.38%, LOC Bank of America NA, VRDN (b)	16,100,000	16,100,000
Series 2003 M2, 0.4%, LOC Bank of America NA, VRDN (b)	4,200,000	4,200,000
New York Local Govt. Assistance Corp.:
Series 1994 B, 0.75%, LOC Bayerische Landesbank Girozentrale, LOC WestLB AG, VRDN (b)	2,000,000	2,000,000
Series 2008 B7V, 0.3% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	25,685,000	25,685,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2008 B4, 0.2%, LOC KBC Bank NV, VRDN (b)	9,700,000	9,700,000
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 C, 3.5% 11/15/09	32,100,000	32,476,818
Participating VRDN Series ROC II R 594PB, 0.83% (Liquidity Facility Deutsche Postbank AG) (b)(e)	12,685,000	12,685,000
Series 2005 G2, 0.35%, LOC BNP Paribas SA, VRDN (b)	6,500,000	6,500,000
Series A:
0.3% 2/26/09, LOC ABN-AMRO Bank NV, CP	20,000,000	20,000,000
0.85% 2/6/09, LOC ABN-AMRO Bank NV, CP	22,400,000	22,400,000
New York Pwr. Auth.:
Series 1:
0.3% 2/2/09, CP	9,560,000	9,560,000
0.55% 3/10/09, CP	6,000,000	6,000,000
0.6% 4/9/09, CP	5,397,000	5,397,000
0.7% 6/11/09, CP	8,113,000	8,113,000
1.63% 2/3/09, CP	11,000,000	11,000,000
Series 2:
0.45% 2/11/09, CP	21,145,000	21,145,000
3% 3/13/09, CP	18,050,000	18,050,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Pwr. Auth.: - continued
Series 2:
3.25% 4/9/09, CP	$ 29,850,000	$ 29,850,000
New York State Energy Research & Dev. Auth. Facilities Rev.:
(Consolidated Edison Co. Proj.):
Series 2004 C2, 0.7%, LOC Citibank NA, VRDN (b)(c)	10,000,000	10,000,000
Series 2004 C3, 0.48%, LOC Citibank NA, VRDN (b)(c)	2,600,000	2,600,000
Series 2005 A2, 0.35%, LOC Wachovia Bank NA, VRDN (b)	3,700,000	3,700,000
Series 2005 A3, 0.55%, LOC Wachovia Bank NA, VRDN (b)	5,000,000	5,000,000
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. (New York State Elec. & Gas Corp. Proj.):
Series 1994 B, 0.47%, LOC JPMorgan Chase Bank, VRDN (b)	12,500,000	12,500,000
Series 1994 D1, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	18,500,000	18,500,000
New York State Gen. Oblig. Bonds Series 2008 A, 2.5% 3/1/09	14,695,000	14,701,761
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series Putters 3120, 0.44% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	10,325,000	10,325,000
New York Urban Dev. Corp. Rev.:
Participating VRDN Series Putters 2750, 0.44% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,655,000	5,655,000
Series 2008 A1, 0.35%, LOC Wachovia Bank NA, VRDN (b)	18,500,000	18,500,000
Series 2008 A2, 0.6% (Assured Guaranty Corp. Insured), VRDN (b)	9,000,000	9,000,000
Series 2008 A4, 0.6% (Assured Guaranty Corp. Insured), VRDN (b)	30,600,000	30,600,000
Newburgh City School District BAN 2.5% 12/18/09	16,500,000	16,701,653
Oneida County Gen. Oblig. BAN 2.25% 4/15/09	21,385,000	21,412,715
Orangetown Gen. Oblig. BAN 2.5% 12/10/09	8,445,000	8,547,064
Penfield Central School District BAN 2.5% 12/23/09	10,000,000	10,125,014
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 0.7%, LOC Citibank NA, VRDN (b)(c)	1,690,000	1,690,000
Rochester Gen. Oblig. BAN:
Series 2008 I, 2.5% 2/27/09	52,200,000	52,224,021
Series 2008 II, 2.75% 8/25/09	14,200,000	14,290,209
Rockland County Gen. Oblig. BAN Series 2008 C, 3% 9/3/09	12,771,000	12,863,697
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Sachem Central School District of Holbrook TAN 3.5% 6/24/09	$ 21,900,000	$ 21,984,415
Saratoga County Gen. Oblig. BAN 4% 10/30/09	6,760,000	6,794,983
Smithtown Central School District TAN 3.25% 6/26/09	16,700,000	16,762,112
South Huntington Union Free School District TAN 3.5% 6/30/09	16,000,000	16,035,902
St. Lawrence County Individual Dev. Agcy. Civic Facilities Rev. (St. Lawrence Univ. Proj.) Series 2001 A, 0.2%, LOC HSBC Bank USA, NA, VRDN (b)	3,600,000	3,600,000
Suffolk County Gen. Oblig. TAN:
Series 2008 II, 3% 9/10/09	55,700,000	56,203,075
Series 2009 I, 2% 8/13/09	49,100,000	49,411,426
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (St. Francis Monastery Proj.) Series 2006, 0.35%, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,000,000	4,000,000
Sullivan County Gen. Oblig. BAN 2.75% 5/15/09	11,700,000	11,735,834
Tarrytown Gen. Oblig. BAN 2.25% 8/14/09	20,847,000	20,909,050
Three Village Central School District BAN 3.5% 6/30/09	18,000,000	18,048,276
Tobacco Settlement Asset Securitization Corp. Bonds Series 1999 1, 6.375% 7/15/39 (Pre-Refunded to 7/15/09 @ 101) (d)	18,000,000	18,612,269
Tobacco Settlement Fing. Corp. Bonds:
Series 2003 A1, 5% 6/1/09	5,180,000	5,243,669
Series 2008 B, 4% 6/1/09	9,600,000	9,658,959
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN Series ROC II R 1008, 0.69% (Liquidity Facility Citigroup, Inc.) (b)(e)	1,980,000	1,980,000
Series 2002 F, 0.3% (Liquidity Facility ABN-AMRO Bank NV), VRDN (b)	81,545,000	81,545,000
Series 2005 B3, 0.43% (Liquidity Facility Bank of America NA), VRDN (b)	3,500,000	3,500,000
Series 2005 B4, 0.51% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	32,105,000	32,105,000
Ulster County Gen. Oblig. BAN Series 2008, 2.5% 11/20/09	11,645,434	11,702,077
Union Endicott Central School District BAN 3% 9/10/09	11,500,000	11,572,401
Vestal Central School District BAN 2.75% 6/16/09	12,700,000	12,744,295
Warren and Washington Counties Indl. Dev. Agcy. Civic Facility Rev. (The Glen at Hiland Meadows Proj.) Series 2000, 0.37%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	11,250,000	11,250,000
West Islip Union Free School District TAN 3.5% 6/26/09	18,500,000	18,547,606
Municipal Securities - continued
	Principal Amount	Value
New York - continued
William Floyd Union Free School District BAN 2.5% 6/30/09	$ 29,000,000	$ 29,107,206
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Consumers Union of United States, Inc. Proj.) Series 2005, 0.4%, LOC JPMorgan Chase Bank, VRDN (b)	23,350,000	23,350,000
		5,301,806,059
New York & New Jersey - 4.6%
Port Auth. of New York & New Jersery Participating VRDN Series WF 08 2C, 0.62% (Liquidity Facility Wells Fargo & Co.) (b)(c)(e)	8,710,000	8,710,000
Port Auth. of New York & New Jersey:
Participating VRDN:
Series BA 08 1055, 0.63% (Liquidity Facility Bank of America NA) (b)(c)(e)	15,580,000	15,580,000
Series BA 08 1066, 0.63% (Liquidity Facility Bank of America NA) (b)(c)(e)	8,205,000	8,205,000
Series BA 08 1067, 0.63% (Liquidity Facility Bank of America NA) (b)(c)(e)	16,840,000	16,840,000
Series BA 08 1107, 0.63% (Liquidity Facility Bank of America NA) (b)(c)(e)	8,085,000	8,085,000
Series EGL 06 107 Class A, 0.62% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(e)	77,600,000	77,600,000
Series EGL 07 0047, 0.94% (Liquidity Facility Citibank NA) (b)(c)(e)	45,000,000	45,000,000
Series Putters 1546, 0.44% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	8,355,000	8,355,000
Series Putters 2945, 0.59% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	1,665,000	1,665,000
Series Putters 3090, 0.59% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	5,550,000	5,550,000
Series Putters 3114, 0.59% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	15,790,000	15,790,000
Series ROC II R 12008, 0.73% (Liquidity Facility Citigroup, Inc.) (b)(e)	12,110,000	12,110,000
Series ROC II R 12041, 1.01% (Liquidity Facility Citigroup, Inc.) (b)(c)(e)	15,800,000	15,800,000
Series ROC II R 238, 0.82% (Liquidity Facility Citibank NA) (b)(c)(e)	6,925,000	6,925,000
Series ROC II R 664, 0.49% (Liquidity Facility Citibank NA) (b)(e)	6,100,000	6,100,000
Series ROC II R 9206, 0.78% (Liquidity Facility Citigroup, Inc.) (b)(c)(e)	1,415,000	1,415,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series ROC II R 9207, 0.78% (Liquidity Facility Citigroup, Inc.) (b)(c)(e)	$ 3,425,000	$ 3,425,000
Series 1991 2, 0.61%, VRDN (b)(c)(f)	6,400,000	6,400,000
Series 2004 3, 0.59%, VRDN (b)	5,365,000	5,365,000
Series 2004 4, 0.67%, VRDN (b)(c)	3,540,000	3,540,000
		272,460,000
North Carolina - 0.5%
Charlotte Wtr. & Swr. Sys. Rev. Series 2006 B, 0.5% (Liquidity Facility Wachovia Bank NA), VRDN (b)	12,500,000	12,500,000
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2008 3A2, 0.7%, LOC Bank of America NA, VRDN (b)(c)	4,100,000	4,100,000
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.54% (Liquidity Facility Citibank NA) (b)(e)	4,950,000	4,950,000
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Pine Brick Co., Inc. Proj.) Series 2000, 0.65%, LOC Wachovia Bank NA, VRDN (b)(c)	6,100,000	6,100,000
		27,650,000
Ohio - 0.6%
Cleveland Arpt. Sys. Rev. Series 2008 B, 0.6%, LOC Wachovia Bank NA, VRDN (b)(c)	6,100,000	6,100,000
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.) Series 2007 B, 3.65%, VRDN (b)(c)	30,600,000	30,600,000
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.8%, VRDN (b)	1,000,000	1,000,000
		37,700,000
Pennsylvania - 0.5%
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) 0.53%, LOC Wachovia Bank NA, VRDN (b)	6,700,000	6,700,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2005 90C, 0.7% (Liquidity Facility PNC Bank NA, Pittsburgh), VRDN (b)(c)	10,000,000	10,000,000
Philadelphia Arpt. Rev. Series 2005 C, 0.5%, LOC TD Banknorth, NA, VRDN (b)(c)	9,400,000	9,400,000
State Pub. School Bldg. Auth. Rev. (North Hills School District Proj.) Series 2008, 0.7%, LOC RBS Citizens NA, VRDN (b)	3,800,000	3,800,000
		29,900,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - 0.7%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series Putters 2761, 0.46% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	$ 10,000,000	$ 10,000,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. TRAN:
Series 2009 A1, 3% 7/30/09, LOC Bank of Nova Scotia, New York Agcy.	14,900,000	14,998,167
Series 2009 A2, 3% 7/30/09, LOC BNP Paribas SA	8,300,000	8,354,684
Series 2009 A3, 3% 7/30/09, LOC Banco Bilbao Vizcaya Argentaria SA	7,600,000	7,650,072
		41,002,923
South Carolina - 0.1%
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.5%, LOC Wachovia Bank NA, VRDN (b)	2,700,000	2,700,000
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.:
(Carolina Ceramics LLC Proj.) 0.65%, LOC Wachovia Bank NA, VRDN (b)(c)	2,400,000	2,400,000
(Giant Cement Holding, Inc. Proj.) 0.6%, LOC Citibank NA, VRDN (b)(c)	2,000,000	2,000,000
		7,100,000
Texas - 0.1%
Texas Gen. Oblig. (Veterans' Hsg. Assistance Prog.) Fund II Series 2005 B, 0.55% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(c)	4,775,000	4,775,000
Virginia - 0.3%
Virginia State Hsg. Dev. Auth. Participating VRDN Series Merlots 06 B16, 0.7% (Liquidity Facility Wachovia Bank NA) (b)(c)(e)	15,910,000	15,910,000
Washington - 0.0%
Washington Gen. Oblig. Participating VRDN Series Putters 748, 0.98% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,355,000	3,355,000
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $5,907,975,982)		5,907,975,982
NET OTHER ASSETS - 0.6%		34,853,413
NET ASSETS - 100%		$ 5,942,829,395
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,000,000 or 0.0% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,400,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series 1991 2, 0.61%, VRDN	12/3/03	$ 6,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 260,254
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,907,975,982	$ -	$ 5,907,975,982	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,907,975,982)		$ 5,907,975,982
Cash		14,672,527
Receivable for investments sold		50,517,149
Receivable for fund shares sold		78,132,594
Interest receivable		16,896,649
Prepaid expenses		616,744
Other receivables		293,302
Total assets		6,069,104,947

Liabilities
Payable for investments purchased	$ 62,354,252
Payable for fund shares redeemed	59,497,813
Distributions payable	25,103
Accrued management fee	1,803,679
Other affiliated payables	2,538,210
Other payables and accrued expenses	56,495
Total liabilities		126,275,552

Net Assets		$ 5,942,829,395
Net Assets consist of:
Paid in capital		$ 5,942,888,302
Accumulated undistributed net realized gain (loss) on investments		(58,907)
Net Assets, for 5,939,499,746 shares outstanding		$ 5,942,829,395
Net Asset Value, offering price and redemption price per share ($5,942,829,395 ÷ 5,939,499,746 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended January 31, 2009

Investment Income
Interest		$ 109,499,486
Income from Fidelity Central Funds		260,254
Total income		109,759,740

Expenses
Management fee	$ 20,881,070
Transfer agent fees	6,980,972
Accounting fees and expenses	482,792
Custodian fees and expenses	85,468
Independent trustees' compensation	23,146
Registration fees	41,828
Audit	53,077
Legal	50,687
Miscellaneous	864,447
Total expenses before reductions	29,463,487
Expense reductions	(2,436,205)	27,027,282
Net investment income		82,732,458
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		334,507
Net increase in net assets resulting from operations		$ 83,066,965

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended January 31, 2009	Year ended January 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 82,732,458	$ 147,952,645
Net realized gain (loss)	334,507	848,871
Net increase in net assets resulting from operations	83,066,965	148,801,516
Distributions to shareholders from net investment income	(82,734,534)	(147,954,063)
Distributions to shareholders from net realized gain	(543,491)	(393,518)
Total distributions	(83,278,025)	(148,347,581)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	22,109,870,213	18,385,373,752
Reinvestment of distributions	81,584,612	145,912,688
Cost of shares redeemed	(21,820,176,305)	(17,478,501,377)
Net increase (decrease) in net assets and shares resulting from share transactions	371,278,520	1,052,785,063
Total increase (decrease) in net assets	371,067,460	1,053,238,998

Net Assets
Beginning of period	5,571,761,935	4,518,522,937
End of period	$ 5,942,829,395	$ 5,571,761,935

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended January 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.015	.031	.030	.021	.008
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.015	.031	.030	.021	.008
Distributions from net investment income	(.015)	(.031)	(.030)	(.021)	(.008)
Distributions from net realized gain	- D	- D	-	- D	-
Total distributions	(.015)	(.031)	(.030)	(.021)	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.49%	3.17%	3.06%	2.11%	.80%
Ratios to Average Net Assets B, C
Expenses before reductions	.52%	.50%	.51%	.51%	.52%
Expenses net of fee waivers, if any	.52%	.50%	.51%	.51%	.52%
Expenses net of all reductions	.47%	.40%	.39%	.40%	.50%
Net investment income	1.45%	3.11%	3.02%	2.08%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,942,829	$ 5,571,762	$ 4,518,523	$ 3,583,892	$ 3,217,928

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2009

1. Organization.

Fidelity New York Municipal Money Market Fund (the Fund) is a fund of Fidelity New York Municipal Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund may be affected by economic and political developments in the state of New York.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Board of Trustees of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through April 30, 2009. Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The Fund paid the U.S. Treasury Department a fee equal to 0.01% based on the number of shares outstanding as of September 19, 2008 to participate in the Program for the initial

Annual Report

3. Significant Accounting Policies - continued

Expenses - continued

3-month term that expired on December 18, 2008. On December 4, 2008, the Fund paid an additional fee equal to 0.015% based on the number of shares outstanding as of September 19, 2008 to participate in the extension of the Program through April 30, 2009. The fees are being amortized over the length of the participation in the Program. The expense is borne by the Fund without regard to any expense limitation currently in effect. The U.S. Treasury Department has the option to renew the Program through the close of business on September 18, 2009. If extended, the Board of Trustees of the Fund will determine whether the Fund should continue participation in the Program and, if so, the Fund will incur additional participation fees.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	-
Undistributed ordinary income	560

Cost for federal income tax purposes	$ 5,907,975,982

The tax character of distributions paid was as follows:

	January 31, 2009	January 31, 2008
Tax-exempt Income	$ 82,734,534	$ 147,954,063
Long-term Capital Gains	543,491	393,518
Total	$ 83,278,025	$ 148,347,581

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. The

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .12% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent and accounting expenses by $80,050 and $2,319,998 and $36,157, respectively.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The supply of municipal money market securities has declined significantly due to market volatility. As a result, the Fund's cash position may be significant at times during the period.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity New York Municipal Trust II and Shareholders of Fidelity New York Municipal Money Market Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity New York Municipal Money Market Fund (the Fund), a fund of Fidelity New York Municipal Trust II, including the schedule of investments, as of January 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity New York Municipal Money Market Fund as of January 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 16, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 158 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 380 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Annual Report

Advisory Board Member and Executive Officers**:

Correspondence intended Mr. Kenneally may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Michael E. Kenneally (54)

Year of Election or Appointment: 2008

Memeber of the Advisory Board. Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Charles S. Morrison (48)

Year of Election or Appointment: 2005

Vice President of Fidelity's Money Market Funds. Mr. Morrison also serves as Senior Vice President, Money Market Group Leader of FMR. Previously, Mr. Morrison served as Vice President of Fidelity's Bond Funds and certain Balanced, and Asset Allocation Funds.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2009, $244,243, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2009, 100% of the fund's income dividends were free from federal income tax, and 49.61% of the fund's income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

NFS-UANN-0309
1.853332.101

Fidelity®

New York AMT
Tax-Free Money Market Fund -

New York AMT Tax-Free
Money Market

Institutional Class

Service Class

Annual Report

January 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
New York AMT Tax-Free Money Market	.33%
Actual		$ 1,000.00	$ 1,007.40	$ 1.67**
Hypothetical A		$ 1,000.00	$ 1,023.48	$ 1.68**
Institutional Class	.23%
Actual		$ 1,000.00	$ 1,007.90	$ 1.16**
Hypothetical A		$ 1,000.00	$ 1,023.98	$ 1.17**
Service Class	.50%
Actual		$ 1,000.00	$ 1,006.60	$ 2.52**
Hypothetical A		$ 1,000.00	$ 1,022.62	$ 2.54**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

** If fees to participate in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds paid in October and December, 2008 (see Note 3 of the Notes to Financial Statements) had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
New York AMT Tax-Free Money Market	.34%
Actual		$ 1.72
Hypothetical A		$ 1.73
Institutional Class	.24%
Actual		$ 1.21
Hypothetical A		$ 1.22
Service Class	.51%
Actual		$ 2.57
Hypothetical A		$ 2.59

A 5% return per year before expenses

Annual Report

Investment Changes/Performance (Unaudited)

Maturity Diversification
Days	% of fund's investments 1/31/09	% of fund's investments 7/31/08	% of fund's investments 1/31/08
0 - 30	81.0	88.6	91.2
31 - 90	2.4	2.8	1.7
91 - 180	9.0	2.7	3.7
181 - 397	7.6	5.9	3.4
Weighted Average Maturity
	1/31/09	7/31/08	1/31/08
Fidelity New York AMT Tax-Free Money Market Fund	38 Days	29 Days	21 Days
New York Tax-Free Money Market Funds Average*	28 Days	31 Days	24 Days
Asset Allocation (% of fund's net assets)
As of January 31, 2009	As of July 31, 2008
Variable Rate Demand Notes (VRDNs) 73.9%	Variable Rate Demand Notes (VRDNs) 80.9%
Commercial Paper (including CP Mode) 6.2%	Commercial Paper (including CP Mode) 4.8%
Tender Bonds 0.6%	Tender Bonds 1.8%
Municipal Notes 13.7%	Municipal Notes 6.8%
Other Investments 3.6%	Other Investments 2.2%
Net Other Assets 2.0%	Net Other Assets 3.5%

*Source: iMoneyNet, Inc.

Annual Report

Current and Historical Seven-Day Yields

	2/2/09	11/3/08	7/28/08	4/28/08	1/28/08

New York AMT Tax Free Money Market	0.32%	1.09%	1.84%	2.17%	2.73%

Current and Historical Seven-Day Yields

	2/2/09	11/3/08	7/28/08	4/28/08	1/28/08

Institutional Class	0.42%	1.19%	1.94%	2.27%	2.82%

If Fidelity had not reimbursed certain fund expenses	0.37%	1.14%	1.89%	2.22%	2.77%

Current and Historical Seven-Day Yields

	2/2/09	11/3/08	7/28/08	4/28/08	1/28/08

Service Class	0.17%	0.94%	1.69%	2.02%	2.57%

If Fidelity had not reimbursed certain fund expenses	0.13%	0.91%	1.65%	1.97%	2.53%

Yield refers to the income paid by each class over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

Annual Report

Investments January 31, 2009

Showing Percentage of Net Assets

Municipal Securities - 98.0%
	Principal Amount	Value
District Of Columbia - 0.2%
District of Columbia Rev. (The Pew Charitable Trust Proj.) Series 2008 A, 0.47%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	$ 6,000,000	$ 6,000,000
Florida - 1.1%
Palm Beach County Rev. (Hospice of Palm Beach Proj.) Series 2001, 0.56%, LOC Northern Trust Co., Chicago, VRDN (a)	5,500,000	5,500,000
Sarasota County Continuing Care Retirement Cmnty. Rev. (Glenridge Palmer Proj.) Series 2006, 0.7%, LOC Bank of Scotland PLC, VRDN (a)	25,000,000	25,000,000
		30,500,000
Georgia - 0.2%
Hall County Gainesville Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.) Series 2008 G, 0.8% (Assured Guaranty Corp. Insured), VRDN (a)	5,000,000	5,000,000
Illinois - 0.1%
Illinois Fin. Auth. Rev. Participating VRDN Series BA 08 1205, 0.48% (Liquidity Facility Bank of America NA) (a)(c)	4,170,000	4,170,000
Kentucky - 0.4%
Boyle County College Rev. (Centre College Proj.) Series 2008 A, 0.47%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	10,385,000	10,385,000
Louisiana - 0.2%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2008 A, 0.45%, LOC JPMorgan Chase Bank, VRDN (a)	5,000,000	5,000,000
Maryland - 0.2%
Maryland Econ. Dev. Corp. Rev. (Howard Hughes Med. Institute Proj.) Series 2008 B, 0.3%, VRDN (a)	4,500,000	4,500,000
Nebraska - 0.2%
Nebraska Edl. Fin. Auth. Rev. (Creighton Univ. Proj.) Series 2008, 0.6%, LOC JPMorgan Chase Bank, VRDN (a)	5,600,000	5,600,000
New York - 91.0%
Albany Gen. Oblig. BAN 2.75% 7/10/09	11,825,600	11,879,793
Albany Indl. Dev. Agcy. Civic Facility Rev. (Albany Med. Ctr. Proj.) Series 2007 C, 0.6%, LOC Bank of America NA, VRDN (a)	2,135,000	2,135,000
Amityville Union Free School District TAN 3.5% 6/26/09	10,000,000	10,019,864
Arlington Central School District BAN Series A, 2.75% 5/15/09	16,525,000	16,564,777
Central Islip Union Free School District TAN 2.75% 6/30/09	10,200,000	10,241,711
Eastport-South Manor Central School District TAN 3.5% 6/26/09	11,250,000	11,303,306
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Erie County Indl. Dev. Agcy. Rev. (Orchard Park CCRC, Inc. Proj.) Series 2006 B, 0.37%, LOC RBS Citizens NA, VRDN (a)	$ 5,000,000	$ 5,000,000
Geneva BAN Series 2008 C, 2.25% 5/21/09	16,716,054	16,731,221
Herricks Union Free School District TAN 2.25% 6/26/09	2,000,000	2,004,148
Kings Park Central School District TAN 2.25% 6/26/09	13,000,000	13,026,963
Liberty Dev. Corp. Rev. (377 Greenwich LLC Proj.) 0.35%, LOC Wells Fargo Bank NA, VRDN (a)	2,610,000	2,610,000
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2001 1B, 0.55%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	22,900,000	22,900,000
0.8% 3/5/09, LOC State Street Bank & Trust Co., Boston, CP	11,000,000	11,000,000
Middle Country Century School District Centereach TAN 2.75% 6/30/09	11,800,000	11,853,701
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Margaret Woodbury Strong Museum Proj.) Series 2005, 0.35%, LOC JPMorgan Chase Bank, VRDN (a)	3,775,000	3,775,000
Nassau County Gen. Oblig. BAN Series 2008, 2.5% 10/15/09	30,500,000	30,764,849
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.35%, LOC Bank of America NA, VRDN (a)	7,550,000	7,550,000
Nassau County Interim Fin. Auth.:
Series 2008 A, 0.2% (Liquidity Facility BNP Paribas SA), VRDN (a)	15,000,000	15,000,000
Series 2008 B, 0.28% (Liquidity Facility KBC Bank NV), VRDN (a)	15,000,000	15,000,000
Series 2008 F, 0.23% (Liquidity Facility Bank of America NA), VRDN (a)	8,000,000	8,000,000
Nassau County Swr. & Storm Wtr. Fin. Bonds Series 2008 A, 5% 11/1/09	5,515,000	5,628,525
New York City Gen. Oblig.:
Bonds:
Series 2004 E, 5.25% 8/1/09	13,600,000	13,783,551
Series 2004 G, 5% 8/1/09	5,000,000	5,102,124
Series 2008 G, 5% 8/1/09	6,300,000	6,384,493
Series 2009 B3, 3.5%, tender 3/2/09, LOC TD Banknorth, NA (a)	5,000,000	5,001,156
Participating VRDN:
Series BA 08 1052, 0.43% (Liquidity Facility Bank of America NA) (a)(c)	12,895,000	12,895,000
Series BA 08 1064, 0.43% (Liquidity Facility Bank of America NA) (a)(c)	13,040,000	13,040,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Participating VRDN:
Series BA 08 1131, 0.93% (Liquidity Facility Bank of America NA) (a)(c)	$ 9,715,000	$ 9,715,000
Series Putters 2279, 0.44% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,175,000	11,175,000
Series Putters 2951, 0.44% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,460,000	4,460,000
Series Putters 3118, 0.44% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,185,000	5,185,000
Series Putters 3282, 0.44% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,325,000	3,325,000
Series 1994 A4, 0.55%, LOC WestLB AG, VRDN (a)	9,500,000	9,500,000
Series 1994 H5, 0.55% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	8,100,000	8,100,000
Series 1995 B4, 0.4% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	20,500,000	20,500,000
Series 1995 B8, 0.33%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	16,960,000	16,960,000
Series 1995 B9, 0.33%, LOC JPMorgan Chase Bank, VRDN (a)	6,500,000	6,500,000
Series 1995 F4, 0.38%, LOC Landesbank Hessen-Thuringen, VRDN (a)	6,695,000	6,695,000
Series 1995 F5, 0.33%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	10,400,000	10,400,000
Series 2003 C2, 0.33%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	30,115,000	30,115,000
Series 2003 C3, 0.35%, LOC BNP Paribas SA, VRDN (a)	3,500,000	3,500,000
Series 2003 C4, 0.36%, LOC BNP Paribas SA, VRDN (a)	27,650,000	27,650,000
Series 2003 C5, 0.36%, LOC Bank of New York, New York, VRDN (a)	4,050,000	4,050,000
Series 2003 G2, 0.35%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	1,935,000	1,935,000
Series 2003 G3, 0.35%, LOC WestLB AG, VRDN (a)	3,700,000	3,700,000
Series 2004 A3, 0.33%, LOC BNP Paribas SA, VRDN (a)	15,475,000	15,475,000
Series 2004 A6, 0.4%, LOC Landesbank Baden-Wuert, VRDN (a)	36,695,000	36,695,000
Series 2004 H2 0.36%, LOC Bank of New York, New York, VRDN (a)	5,710,000	5,710,000
Series 2004 H3, 0.35%, LOC Bank of New York, New York, VRDN (a)	3,500,000	3,500,000
Series 2004 H6, 0.25%, LOC Bank of America NA, VRDN (a)	40,280,000	40,280,000
Series 2004 H8, 0.35%, LOC WestLB AG, VRDN (a)	900,000	900,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 2006 E3, 0.37%, LOC Bank of America NA, VRDN (a)	$ 12,375,000	$ 12,375,000
Series 2006 E4, 0.43%, LOC Bank of America NA, VRDN (a)	46,175,000	46,175,000
Series 2006 I4, 0.43%, LOC Bank of New York, New York, VRDN (a)	5,850,000	5,850,000
Series 2008 J10, 0.27% (Liquidity Facility BNP Paribas SA), VRDN (a)	1,000,000	1,000,000
Series 2008 J11, 0.35% (Liquidity Facility KBC Bank NV), VRDN (a)	12,500,000	12,500,000
Series 2008 J5, 1.5% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	12,300,000	12,300,000
Series 2008 J7, 0.4%, LOC Landesbank Baden-Wuert, VRDN (a)	34,050,000	34,050,000
Series 2008 J9, 0.36% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (a)	25,000,000	25,000,000
New York City Health & Hosp. Corp. Rev.:
Series 2008 B, 0.25%, LOC TD Banknorth, NA, VRDN (a)	7,400,000	7,400,000
Series 2008 C, 0.35%, LOC TD Banknorth, NA, VRDN (a)	9,700,000	9,700,000
Series 2008 D, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	43,930,000	43,930,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev.:
(Beekman Tower Proj.) Series 2008 A, 0.25%, LOC RBS Citizens NA, VRDN (a)	2,000,000	2,000,000
(Columbus Apts. Proj.) Series A, 0.22%, LOC Fannie Mae, VRDN (a)	15,300,000	15,300,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(90 West Street Proj.) Series 2006 A, 0.3%, LOC Fannie Mae, VRDN (a)	17,830,000	17,830,000
(James Tower Dev. Proj.) Series 2002 A, 0.3%, LOC Fannie Mae, VRDN (a)	8,160,000	8,160,000
(Related-Carnegie Park Proj.) Series 1997 A, 0.2%, LOC Fannie Mae, VRDN (a)	22,105,000	22,105,000
(Related-Monterey Proj.) Series 1997 A, 0.2%, LOC Fannie Mae, VRDN (a)	44,670,000	44,670,000
(Two Gold Street Proj.) Series 2006 A, 0.3%, LOC Fannie Mae, VRDN (a)	15,000,000	15,000,000
New York City Hsg. Dev. Corp. Residential Rev. (Queens College Residences Proj.) Series 2008 A, 0.65%, LOC RBS Citizens NA, VRDN (a)	17,000,000	17,000,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (Planned Parenthood Proj.) 0.35%, LOC Bank of America NA, VRDN (a)	7,315,000	7,315,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Indl. Dev. Agcy. Rev. (123 Washington LLC Proj.) Series 2007, 0.45%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 15,200,000	$ 15,200,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (New York Stock Exchange Proj.) Series 2004 B, 0.35%, LOC Bank of America NA, VRDN (a)	8,464,000	8,464,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series BA 08 1074, 0.43% (Liquidity Facility Bank of America NA) (a)(c)	4,950,000	4,950,000
Series BA 08 1192, 0.43% (Liquidity Facility Bank of America NA) (a)(c)	2,750,000	2,750,000
Series BA 08 1206, 0.43% (Liquidity Facility Bank of America NA) (a)(c)	2,200,000	2,200,000
Series BBT 08 15, 0.45% (Liquidity Facility Branch Banking & Trust Co.) (a)(c)	21,800,000	21,800,000
Series EGL 06 69 Class A, 0.54% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	10,100,000	10,100,000
Series EGL 06 74 Class A, 0.54% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	13,000,000	13,000,000
Series PT 3992, 0.51% (Liquidity Facility Wells Fargo & Co.) (a)(c)	3,000,000	3,000,000
Series Putters 2489, 0.44% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	975,000	975,000
Series Putters 3092, 0.44% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	13,405,000	13,405,000
Series Putters 624, 0.98% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,545,000	3,545,000
Series ROC II R 12010, 0.69% (Liquidity Facility Citigroup, Inc.) (a)(c)	13,055,000	13,055,000
Series ROC II R 12192, 0.56% (Liquidity Facility Citibank NA) (a)(c)	6,000,000	6,000,000
Series ROC II R 406, 0.49% (Liquidity Facility Citibank NA) (a)(c)	16,870,000	16,870,000
Series ROC II R 9302, 0.69% (Liquidity Facility Citigroup, Inc.) (a)(c)	8,495,000	8,495,000
Series 2001 F1, 1% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	28,965,000	28,965,000
Series 2005 AA2, 1% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	6,000,000	6,000,000
Series 2008 B1, 0.25% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	16,898,000	16,898,000
Series 2008 B2, 0.55% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	29,295,000	29,295,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2008 B4, 0.36% (Liquidity Facility BNP Paribas SA), VRDN (a)	$ 1,900,000	$ 1,900,000
Series 2008 BB2, 0.35% (Liquidity Facility Bank of America NA), VRDN (a)	13,790,000	13,790,000
Series 6, 0.4% 2/18/09 (Liquidity Facility Landesbank Baden-Wuert) (Liquidity Facility Landesbank Hessen-Thuringen), CP	39,400,000	39,400,000
Series 7:
0.57% 3/9/09, CP	14,200,000	14,200,000
0.7% 3/11/09, CP	12,000,000	12,000,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series BA 08 1075, 0.43% (Liquidity Facility Bank of America NA) (a)(c)	5,000,000	5,000,000
Series BA 08 1190, 0.43% (Liquidity Facility Bank of America NA) (a)(c)	610,000	610,000
Series EGL 01 3202 Class A, 0.53% (Liquidity Facility Citibank NA) (a)(c)	3,300,000	3,300,000
Series Putters 2222, 0.44% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,890,000	2,890,000
Series ROC II R 10292, 0.69% (Liquidity Facility Citigroup, Inc.) (a)(c)	13,700,000	13,700,000
Series 1999 A1, 0.45% (Liquidity Facility WestLB AG), VRDN (a)	27,970,000	27,970,000
Series 1999 A2:
0.33% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (a)	4,810,000	4,810,000
0.35% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	9,700,000	9,700,000
Series 2003 1A, 0.35% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	16,180,000	16,180,000
Series 2003 1B, 0.2% (Liquidity Facility Societe Generale), VRDN (a)	5,500,000	5,500,000
Series 2003 1D, 0.55% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	4,110,000	4,110,000
Series 2003 2A, 0.75% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	3,815,000	3,815,000
Series 2003 2C, 0.2% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(b)	30,425,000	30,425,000
Series 2003 2D, 0.3% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	16,640,000	16,640,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Trust Cultural Resources Rev.:
(Alvin Ailey Dance Foundation, Inc. Proj.) Series 2003, 0.38%, LOC Citibank NA, VRDN (a)	$ 3,200,000	$ 3,200,000
(Lincoln Ctr. for the Performing Arts, Inc. Proj.) Series 2008 B1, 0.35%, LOC U.S. Bank NA, Minnesota, VRDN (a)	9,500,000	9,500,000
Participating VRDN Series BA 08 3316, 0.43% (Liquidity Facility Bank of America NA) (a)(c)	2,905,000	2,905,000
New York Convention Ctr. Dev. Corp. Rev. Participating VRDN Series EGL 06 72 Class A, 0.6% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	28,400,000	28,400,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series ROC II R 12121, 0.49% (Liquidity Facility Citibank NA) (a)(c)	6,465,000	6,465,000
New York Dorm. Auth. Revs.:
Participating VRDN:
Series BBT 08 18, 0.45% (Liquidity Facility Branch Banking & Trust Co.) (a)(c)	15,450,000	15,450,000
Series EGL 06 0138 Class A, 0.5% (Liquidity Facility Citibank NA) (a)(c)	8,000,000	8,000,000
Series EGL 06 47 Class A, 0.54% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	31,905,000	31,905,000
Series EGL 07 0002, 0.48% (Liquidity Facility Citibank NA) (a)(c)	12,000,000	12,000,000
Series EGL 07 0066, 0.53% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	25,600,000	25,600,000
Series Putters 1955, 0.44% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	12,600,000	12,600,000
Series Putters 3169, 0.44% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,995,000	8,995,000
(Catholic Heath Sys. Obligated Group Proj.) Series 2008, 0.47%, LOC HSBC Bank USA, NA, VRDN (a)	2,470,000	2,470,000
(College of New Rochelle Proj.) Series 2008, 0.65%, LOC RBS Citizens NA, VRDN (a)	4,000,000	4,000,000
(New York City Court Facilities Lease Proj.) Series 2005 B, 0.4%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	31,400,000	31,400,000
(The Culinary Institute of America Proj.) Series 2006, 0.45%, LOC TD Banknorth, N.A., VRDN (a)	5,900,000	5,900,000
(Univ. of Rochester Proj.):
Series 2003 C, 0.4%, LOC JPMorgan Chase Bank, VRDN (a)	22,075,000	22,075,000
Series 2008 A1, 0.39%, LOC Bank of America NA, VRDN (a)	10,900,000	10,900,000
Series 2008 C, 0.35%, LOC Bank of America NA, VRDN (a)	37,400,000	37,400,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series BA 07 1042, 0.43% (Liquidity Facility Bank of America NA) (a)(c)	$ 8,280,000	$ 8,280,000
Series Putters 3155, 0.44% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,810,000	6,810,000
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series Putters 2666, 0.44% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,185,000	3,185,000
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 0.3%, LOC Fannie Mae, VRDN (a)	57,145,000	57,145,001
(MF Associates Proj.) Series 1991, 0.2%, LOC Landesbank Hessen-Thuringen, VRDN (a)	9,600,000	9,600,000
(Tribeca Green Hsg. Proj.) Series 2003 A, 0.35%, LOC Landesbank Hessen-Thuringen, VRDN (a)	14,945,000	14,945,000
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 A, 0.35%, LOC WestLB AG, VRDN (a)	1,000,000	1,000,000
Series 2003 E, 0.35%, LOC BNP Paribas SA, VRDN (a)	2,100,000	2,100,000
Series 2003 I, 0.4%, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,000,000	2,000,000
New York Local Govt. Assistance Corp.:
Bonds Series 2008 A, 5% 4/1/09	11,000,000	11,071,117
Series 1994 B, 0.75%, LOC Bayerische Landesbank Girozentrale, LOC WestLB AG, VRDN (a)	27,800,000	27,800,000
Series 1995 B, 0.28%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	2,954,000	2,954,000
Series 1995 C, 0.28% (New York State Gen. Oblig. Guaranteed), LOC Landesbank Hessen-Thuringen, VRDN (a)	1,200,000	1,200,000
Series 1995 D, 0.2%, LOC Societe Generale, VRDN (a)	3,200,000	3,200,000
Series 1995 E, 0.2%, LOC Landesbank Hessen-Thuringen, VRDN (a)	7,185,000	7,185,000
Series 1995 F, 0.75% (New York State Gen. Oblig. Guaranteed), LOC Societe Generale, VRDN (a)	7,875,000	7,875,000
Series 1995 G, 0.35% (New York State Gen. Oblig. Guaranteed), LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	6,300,000	6,300,000
Series 2008 B, 0.2% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	39,455,000	39,455,000
Series 2008 B3V, 0.3% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,000,000	1,000,000
Series 2008 B7V, 0.3% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	25,200,000	25,200,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Local Govt. Assistance Corp.: - continued
Series 2008 BAV, 0.2% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	$ 52,730,000	$ 52,730,000
Series 2008 BDV, 0.38% (Liquidity Facility Royal Bank of Canada), VRDN (a)	2,000,000	2,000,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2008 B3, 0.2%, LOC Lloyds TSB Bank PLC, VRDN (a)	1,000,000	1,000,000
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 C, 3.5% 11/15/09	17,900,000	18,110,126
Participating VRDN Series ROC II R 594PB, 0.83% (Liquidity Facility Deutsche Postbank AG) (a)(c)	9,590,000	9,590,000
Series A, 0.85% 2/6/09, LOC ABN-AMRO Bank NV, CP	12,600,000	12,600,000
New York Pwr. Auth.:
Bonds 1.6%, tender 3/2/09 (a)	11,000,000	11,000,000
Series 1:
0.35% 2/4/09, CP	28,407,000	28,407,000
0.5% 3/12/09, CP	5,000,000	5,000,000
0.7% 6/5/09, CP	5,000,000	5,000,000
0.92% 2/6/09, CP	13,431,000	13,431,000
1.63% 2/3/09, CP	17,000,000	17,000,000
Series 2, 0.45% 2/11/09, CP	16,425,000	16,425,000
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. (New York State Elec. & Gas Corp. Proj.):
Series 1994 C, 0.38%, LOC Wells Fargo Bank NA, VRDN (a)	15,300,000	15,300,000
Series 1994 D1, 0.35%, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
Series 1994 D2, 0.35%, LOC JPMorgan Chase Bank, VRDN (a)	4,300,000	4,300,000
New York Thruway Auth. Gen. Rev. Participating VRDN Series 07 102, 0.48% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	2,000,000	2,000,000
New York Thruway Auth. Personal Income Tax Rev. Bonds Series 2008 A, 3% 3/15/09	7,710,000	7,722,953
New York Urban Dev. Corp. Rev.:
Bonds:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/09	5,000,000	5,154,707
Series 2005 A, 5% 1/1/10	2,075,000	2,140,399
Participating VRDN:
Series Putters 2283, 0.98% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	14,375,000	14,375,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Urban Dev. Corp. Rev.: - continued
Participating VRDN:
Series SG 163, 0.52% (Liquidity Facility Societe Generale) (a)(c)	$ 10,760,000	$ 10,760,000
Series 2008 A2, 0.6% (Assured Guaranty Corp. Insured), VRDN (a)	15,000,000	15,000,000
Series 2008 A4, 0.6% (Assured Guaranty Corp. Insured), VRDN (a)	37,800,000	37,800,000
Series 2008 A5, 0.3%, LOC TD Banknorth, NA, VRDN (a)	11,800,000	11,800,000
Newburgh City School District BAN 2.5% 12/18/09	8,500,000	8,603,882
Northport-East Northport Union Free School District TAN 2.75% 6/25/09	16,000,000	16,067,827
Oceanside Union Free School District TAN 2.75% 6/24/09	17,000,000	17,064,114
Oneida County Indl. Dev. Agcy. Bonds (Hamilton College Civic Facility Proj.) Series 2002, 5% 9/15/09	1,360,000	1,382,799
Onondaga County Indl. Dev. Auth. Civic Facility Rev. (Syracuse Research Corp. Facility Proj.) Series 2008 B, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	2,000,000	2,000,000
Oyster Bay Gen. Oblig. BAN Series 2008 C, 2.75% 9/18/09	5,000,000	5,034,256
Palmyra-Macedon Central School District BAN 2.75% 6/18/09	10,300,000	10,338,351
Riverhead Central School District TAN 3.5% 6/30/09	17,000,000	17,051,117
Rochester Gen. Oblig. BAN:
Series 2008 I, 2.5% 2/27/09	34,920,000	34,936,069
Series 2008 II, 2.75% 8/25/09	9,800,000	9,862,257
Rockland County Gen. Oblig. BAN Series 2008 C, 3% 9/3/09	8,800,000	8,863,874
Sachem Central School District of Holbrook TAN 3.5% 6/24/09	13,700,000	13,752,807
Smithtown Central School District TAN 3.25% 6/26/09	9,300,000	9,334,590
St. Lawrence County Individual Dev. Agcy. Civic Facilities Rev. (St. Lawrence Univ. Proj.) Series 2001 A, 0.2%, LOC HSBC Bank USA, NA, VRDN (a)	2,000,000	2,000,000
Starpoint Central School District BAN 2.5% 7/29/09	11,865,000	11,915,629
Suffolk County Gen. Oblig. TAN:
Series 2008 II, 3% 9/10/09	29,300,000	29,564,634
Series 2009 I, 2% 8/13/09	25,900,000	26,064,275
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (St. Francis Monastery Proj.) Series 2006, 0.35%, LOC U.S. Bank NA, Minnesota, VRDN (a)	9,030,000	9,030,000
Suffolk County Wtr. Auth. 0.2% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (a)	11,335,000	11,335,000
Tobacco Settlement Fing. Corp. Bonds:
Series 2003 A1, 5% 6/1/09	1,340,000	1,351,286
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Tobacco Settlement Fing. Corp. Bonds: - continued
Series 2008 B, 4% 6/1/09	$ 10,670,000	$ 10,747,011
Triborough Bridge & Tunnel Auth. Revs.:
Bonds (MTA Bridges and Tunnels Proj.):
Series 2008 C, 4% 11/15/09	2,225,000	2,267,355
Series 2008 D, 4% 11/15/09	5,000,000	5,118,098
Participating VRDN Series BA 08 1188, 0.43% (Liquidity Facility Bank of America NA) (a)(c)	3,000,000	3,000,000
Series 2002 F, 0.3% (Liquidity Facility ABN-AMRO Bank NV), VRDN (a)	36,280,000	36,280,000
Series 2005 B3, 0.43% (Liquidity Facility Bank of America NA), VRDN (a)	10,965,000	10,965,000
Series 2005 B4, 0.51% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	50,605,000	50,605,000
Troy Indl. Dev. Auth. Civic Facilities Rev. (Rensselaer Polytechnic Institute Proj.) Series 2002 B, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	2,000,000	2,000,000
William Floyd Union Free School District BAN 2.5% 6/30/09	20,500,000	20,575,784
		2,610,014,500
New York & New Jersey - 1.8%
Port Auth. of New York & New Jersey:
Participating VRDN Series ROC II R 11439, 0.86% (Liquidity Facility Citibank NA) (a)(c)	7,200,000	7,200,000
Series 2004 2, 0.59%, VRDN (a)	8,300,000	8,300,000
Series 2006 3, 0.59%, VRDN (a)	22,120,000	22,120,000
Series 2008 2, 0.59%, VRDN (a)	13,810,000	13,810,000
		51,430,000
North Carolina - 0.3%
New Hanover County Hosp. Rev. (New Hanover Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.45%, LOC RBC Centura Bank, Rocky Mount, VRDN (a)	5,000,000	5,000,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Univ. Health Systems of Eastern Carolina) Series 2008 B, 0.42%, LOC Branch Banking & Trust Co., VRDN (a)	5,200,000	5,200,000
		10,200,000
Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Rev. (Integris Health Group Proj.) Series 2007 A3, 0.7% (Assured Guaranty Corp. Insured), VRDN (a)	3,100,000	3,100,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - 0.6%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. TRAN:
Series 2009 A1, 3% 7/30/09, LOC Bank of Nova Scotia, New York Agcy.	$ 8,000,000	$ 8,052,707
Series 2009 A2, 3% 7/30/09, LOC BNP Paribas SA	4,400,000	4,428,989
Series 2009 A3, 3% 7/30/09, LOC Banco Bilbao Vizcaya Argentaria SA	4,000,000	4,026,354
		16,508,050
South Carolina - 0.1%
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.5%, LOC Wachovia Bank NA, VRDN (a)	3,700,000	3,700,000
Texas - 0.3%
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (Rice Univ. Proj.) Series 2006 A, 0.38% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	2,100,000	2,100,000
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2007, 5% 4/1/09	6,975,000	7,011,296
		9,111,296
Utah - 0.0%
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2005 B, 0.65% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,500,000	1,500,000
Virginia - 0.3%
Fairfax County Econ. Dev. Auth. Rev. (Flint Hill School Proj.) Series 2000, 0.53%, LOC Wachovia Bank NA, VRDN (a)	7,385,000	7,385,000
Washington - 0.6%
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Mirabella Proj.) Series 2006 A, 0.95%, LOC HSH Nordbank AG, VRDN (a)	18,700,000	18,700,000
Municipal Securities - continued
	Principal Amount	Value
Wisconsin - 0.3%
Wisconsin Trans. Rev. Participating VRDN Series MS 06 1864, 0.53% (Liquidity Facility Rabobank Nederland) (a)(c)(d)	$ 7,552,000	$ 7,552,000
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $2,810,355,846)		2,810,355,846
NET OTHER ASSETS - 2.0%		56,027,592
NET ASSETS - 100%		$ 2,866,383,438
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Security collateralized by an amount sufficient to pay interest and principal.
(c) Provides evidence of ownership in one or more underlying municipal bonds.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,552,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Wisconsin Trans. Rev. Participating VRDN Series MS 06 1864, 0.53% (Liquidity Facility Rabobank Nederland)	11/17/08	$ 7,552,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 876
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,810,355,846	$ -	$ 2,810,355,846	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,810,355,846)		$ 2,810,355,846
Cash		1,283,104
Receivable for investments sold		57,050,463
Receivable for fund shares sold		6,265,202
Interest receivable		8,972,304
Prepaid expenses		355,461
Receivable from investment adviser for expense reductions		71,029
Other receivables		171,732
Total assets		2,884,525,141

Liabilities
Payable for investments purchased	$ 10,201,202
Payable for fund shares redeemed	7,219,273
Distributions payable	64,428
Accrued management fee	486,342
Distribution fees payable	2,762
Other affiliated payables	167,696
Total liabilities		18,141,703

Net Assets		$ 2,866,383,438
Net Assets consist of:
Paid in capital		$ 2,866,345,550
Accumulated undistributed net realized gain (loss) on investments		37,888
Net Assets		$ 2,866,383,438

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2009

New York AMT Tax-Free Money Market: Net Asset Value, offering price and redemption price per share ($1,077,633,680 ÷ 1,076,904,251 shares)	$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,775,558,154 ÷ 1,775,024,294 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($13,191,604 ÷ 13,187,580 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended January 31, 2009

Investment Income
Interest		$ 68,717,704
Income from Fidelity Central Funds		876
Total income		68,718,580

Expenses
Management fee	$ 7,108,093
Transfer agent fees	2,436,678
Distribution fees	75,310
Independent trustees' compensation	14,940
Money Market Guarantee Program fee	529,863
Total expenses before reductions	10,164,884
Expense reductions	(2,711,298)	7,453,586
Net investment income		61,264,994
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		217,259
Net increase in net assets resulting from operations		$ 61,482,253

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended January 31, 2009	Year ended January 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 61,264,994	$ 106,027,287
Net realized gain (loss)	217,259	843,373
Net increase in net assets resulting from operations	61,482,253	106,870,660
Distributions to shareholders from net investment income	(61,219,710)	(106,075,691)
Distributions to shareholders from net realized gain	(367,704)	(147,610)
Total distributions	(61,587,414)	(106,223,301)
Share transactions - net increase (decrease)	(1,030,418,736)	1,692,872,977
Total increase (decrease) in net assets	(1,030,523,897)	1,693,520,336

Net Assets
Beginning of period	3,896,907,335	2,203,386,999
End of period	$ 2,866,383,438	$ 3,896,907,335

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - New York AMT Tax-Free Money Market

Years ended January 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.016	.033	.031	.022	.009
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.016	.033	.031	.022	.009
Distributions from net investment income	(.016)	(.033)	(.031)	(.022)	(.009)
Distributions from net realized gain	- D	- D	-	-	- D
Total distributions	(.016)	(.033)	(.031)	(.022)	(.009)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.65%	3.35%	3.15%	2.20%	.94%
Ratios to Average Net Assets B, C
Expenses before reductions	.32%	.33%	.43%	.43%	.43%
Expenses net of fee waivers, if any	.32%	.32%	.40%	.40%	.40%
Expenses net of all reductions	.27%	.25%	.32%	.32%	.37%
Net investment income	1.66%	3.30%	3.12%	2.20%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,077,634	$ 1,400,064	$ 2,203,387	$ 1,557,168	$ 1,172,513

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended January 31,

2009

2008 E

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.017	.027
Net realized and unrealized gain (loss) G	-	-
Total from investment operations	.017	.027
Distributions from net investment income	(.017)	(.027)
Distributions from net realized gain G	-	-
Total distributions	(.017)	(.027)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return B, C	1.75%	2.72%
Ratios to Average Net Assets D, F
Expenses before reductions	.27%	.25% A
Expenses net of fee waivers, if any	.21%	.20% A
Expenses net of all reductions	.17%	.14% A
Net investment income	1.76%	3.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,775,558	$ 2,467,175

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E For the period April 18, 2007 (commencement of sale of shares) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class

Years ended January 31,

2009

2008 E

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.015	.025
Net realized and unrealized gain (loss) G	-	-
Total from investment operations	.015	.025
Distributions from net investment income	(.015)	(.025)
Distributions from net realized gain G	-	-
Total distributions	(.015)	(.025)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return B, C	1.50%	2.52%
Ratios to Average Net Assets D, F
Expenses before reductions	.51%	.50% A
Expenses net of fee waivers, if any	.46%	.45% A
Expenses net of all reductions	.42%	.40% A
Net investment income	1.51%	3.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,192	$ 29,669

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E For the period April 18, 2007 (commencement of sale of shares) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2009

1. Organization.

Fidelity New York AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity New York Municipal Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers New York AMT Tax-Free Money Market, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Board of Trustees of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Expenses - continued

"Program") through April 30, 2009. Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The Fund paid the U.S. Treasury Department a fee equal to 0.01% based on the number of shares outstanding as of September 19, 2008 to participate in the Program for the initial 3-month term that expired on December 18, 2008. On December 4, 2008, the Fund paid an additional fee equal to 0.015% based on number of shares outstanding as of September 19, 2008 to participate in the extension of the Program through April 30, 2009. The fees are being amortized over the length of the participation in the Program. The expense is borne by the Fund without regard to any expense limitation currently in effect for the Fund. The U.S. Treasury Department has the option to renew the Program through the close of business on September 18, 2009. If extended, the Board of Trustees of the Fund will determine whether the Fund should continue participation in the Program and, if so, the Fund will incur additional participation fees.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to deferred trustee compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	-
Undistributed ordinary income	38,228

Cost for federal income tax purposes	$ 2,810,355,846

The tax character of distributions paid was as follows:

	January 31, 2009	January 31, 2008
Tax-exempt Income	$ 61,219,710	$ 106,075,691
Long-term Capital Gains	367,704	147,610
Total	$ 61,587,414	$ 106,223,301

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense.

In addition, under the expense contract, FMR pays class level expenses for New York AMT Tax-Free Money Market so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate and the total amount paid to and retained by FDC were as follows:

	Service Fee	Paid to FDC	Retained by FDC
Service Class	.25%	$ 75,310	$ 17

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
New York AMT Tax-Free Money Market	$ 1,311,636.10
Institutional Class	1,109,979.05
Service Class	15,063.05
	$ 2,436,678

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Annual Report

6. Expense Reductions.

FMR contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example interest expense and the fee for participating in the U.S. Treasury Department's Temporary Guarantee Program, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $1,112,248 and $14,837, respectively.

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $323,243. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
New York AMT Tax-Free Money Market	$ 464,164
Institutional Class	786,120
Service Class	10,686
$ 1,260,970

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The supply of municipal money market securities has declined significantly due to market volatility. As a result, the Fund's cash position may be significant at times during the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended January 31,	2009	2008A
From net investment income
New York AMT Tax-Free Money Market	$ 21,691,120	$ 52,734,849
Institutional Class	39,067,202	52,942,113
Service Class	461,388	398,729
Total	$ 61,219,710	$ 106,075,691

Annual Report

Notes to Financial Statements - continued

8. Distributions to Shareholders - continued

Years ended January 31,	2009	2008A
From net realized gain
New York AMT Tax-Free Money Market	$ 136,510	$ 52,773
Institutional Class	227,962	93,617
Service Class	3,232	1,220
Total	$ 367,704	$ 147,610

A Distributions for Institutional and Service Class are for the period April 18, 2007 (commencement of sale of shares) to January 31, 2008.

9. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

Years ended January 31,	2009	2008A
New York AMT Tax-Free Money Market Shares sold	1,143,677,313	2,031,135,704
Reinvestment of distributions	20,143,092	49,398,492
Shares redeemed	(1,486,139,422)	(2,883,972,812)
Net increase (decrease)	(322,319,017)	(803,438,616)
Institutional Class Shares sold	2,269,358,360	3,899,800,888
Reinvestment of distributions	37,074,451	49,522,722
Shares redeemed	(2,998,057,840)	(1,482,674,287)
Net increase (decrease)	(691,625,029)	2,466,649,323
Service Class Shares sold	41,323,203	33,802,666
Reinvestment of distributions	209,595	68,575
Shares redeemed	(58,007,488)	(4,208,971)
Net increase (decrease)	(16,474,690)	29,662,270

A Share transactions for Institutional and Service Class are for the period April 18, 2007 (commencement of sale of shares) to January 31, 2008.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity New York Municipal Trust II and Shareholders of Fidelity New York AMT Tax-Free Money Market Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity New York AMT Tax-Free Money Market Fund (the Fund), a fund of Fidelity New York Municipal Trust II, including the schedule of investments, as of January 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity New York AMT Tax-Free Money Market Fund as of January 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 16, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 158 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 380 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Annual Report

Advisory Board Member and Executive Officers**:

Correspondence intended for Mr. Kenneally may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Michael E. Kenneally (54)

Year of Election or Appointment: 2008

Member of the Advisory Board. Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-
present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Charles S. Morrison (48)

Year of Election or Appointment: 2005

Vice President of Fidelity's Money Market Funds. Mr. Morrison also serves as Senior Vice President, Money Market Group Leader of FMR. Previously, Mr. Morrison served as Vice President of Fidelity's Bond Funds and certain Balanced, and Asset Allocation Funds.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2009, $217,259, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2009, 100% of the fund's income dividends was free from federal income tax, and 0% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management and Research
(U.K) Inc.

Fidelity Management and Research
(Hong Kong) Limited

Fidelity Management and Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

NYS-UANN-0309
1.789256.107

Item 2. Code of Ethics

As of the end of the period, January 31, 2009, Fidelity New York Municipal Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity New York AMT Tax-Free Money Market Fund and Fidelity New York Municipal Money Market Fund (the "Funds"):

Services Billed by Deloitte Entities

January 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity New York AMT Tax-Free Money Market Fund	$30,000	$-	$4,500	$-
Fidelity New York Municipal Money Market Fund	$31,000	$-	$4,500	$-

January 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity New York AMT Tax-Free Money Market Fund	$31,000	$-	$4,500	$-
Fidelity New York Municipal Money Market Fund	$31,000	$-	$4,500	$-

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	January 31, 2009A	January 31, 2008A,B
Audit-Related Fees	$815,000	$-
Tax Fees	$2,000	$-
All Other Fees	$445,000	$485,000

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	January 31, 2009 A	January 31, 2008 A
Deloitte Entities	$1,480,000	$680,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 30, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 30, 2009